TRADE AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Non-Current Trade and Other Receivables	Non-Current trade and other receivables

In thousands of dollars	June 30, 2022	31 December, 2021	December 31, 2020
Loans receivable	17,801	21,613	2,259
Call deposit	4,457	4,584	1,984
Cash Guarantees and deposits	11,344	14,663	8,992
Other	45	56	—
Total	33,647	40,916	13,235
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.
Summary of payback estimates of RSP loans	Non-Current trade and other receivables (continued)

Year of Projected Payback	% Payback Estimate Loans Maturing 2027	% Payback Estimate Loans Maturing 2030
2022	—	—
2023	—	—
2024	—	—
2025	20%	10%
2026	20%	10%
2027	60%	20%
2028	—	20%
2029	—	20%
2030	—	20%

Summary of Current Trade and Other Receivables	Current trade and other receivables

In thousands of USD	June 30, 2022	December 31, 2021	December 31, 2020
R&D tax credits	22,892	14,847	26,135
VAT receivable	17,981	13,772	6,455
Other tax receivables	12,307	13,807	—
Call deposit	—	—	524
Deferred charges	7,384	1,116	53
Loans receivable	—	143	29,344
Impairment of other receivables	(151)	(42)	(7)
Other receivables	1,055	1,669	600
Total	61,468	45,312	63,104
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.